Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 10, 2020	Nov. 03, 2020	Nov. 03, 2020	Jan. 28, 2019	Nov. 30, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 23, 2019
Related Party Transactions (Details) [Line Items]
Conversion of notes (in Dollars)						$ 1,500,000	$ 1,500,000
Warrants price (in Dollars per share)						$ 1	$ 1
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares returned	281,250
Private Placement Warrant [Member]
Related Party Transactions (Details) [Line Items]
Aggregate private warrants	375,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares issued				2,156,249	2,156,250	2,156,250	2,156,250
Deferred offering costs (in Dollars)					$ 25,000
Shares subject to forfeiture						281,250	281,250
Percentage of issued and outstanding shares						20.00%	20.00%
Stock splits, description						The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and, with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.	The initial shareholders have agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until, with respect to 50% of the founder shares, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, and, with respect to the remaining 50% of the founder shares, upon six months after the date of the consummation of a Business Combination, or earlier, in each case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory Note - Related Party [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount (in Dollars)	$ 300,000							$ 300,000
Repayment of borrowings amount (in Dollars)		$ 194,830	$ 194,830